Johnson Family
                                 --------------
                                      Funds

PROSPECTUS

                                                               RACINE, WISCONSIN
                                                                   JUNE 30, 1999

This prospectus contains information you should know before investing, including information about risks. Please read it carefully before you invest and keep it with your financial records.

As with all mutual funds, neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

It's important you know that JohnsonFamily Funds:
*Are not bank deposits
*Are not federally insured
*Are not endorsed or guaranteed by any bank or government agency
*Are not guaranteed to achieve their goals

                                TABLE OF CONTENTS
                                -----------------

PROSPECTUS SUMMARY
*  Welcome to JohnsonFamily Funds                                   2
---------------------------------------------------------------------
ABOUT THE FUNDS
*  JohnsonFamily Intermediate Fixed Income Fund                     3
*  JohnsonFamily Large Cap Equity Fund                              7
*  JohnsonFamily Small Cap Equity Fund                             10
*  JohnsonFamily International Equity Fund                         14
---------------------------------------------------------------------
ABOUT YOUR ACCOUNT
*  How to Purchase Shares                                          18
*  Selling (Redeeming) Shares of the Funds                         23
*  Exchange Privilege                                              27
*  Other Purchase, Redemption and Exchange Policies                28
*  Net Asset Value (NAV)                                           29
*  Dividends, Distributions and Taxes                              30
---------------------------------------------------------------------
MORE ABOUT THE FUNDS
*  Management of the Funds                                         31
*  Year 2000 Issues                                                34
*  Financial Highlights                                            35
---------------------------------------------------------------------
FOR MORE INFORMATION                                               36

PROSPECTUS SUMMARY

                         WELCOME TO JOHNSONFAMILY FUNDS
                         -------------------------------

JohnsonFamily Funds offers a selection of four diversified mutual fund portfolios, each with a distinct investment objective and risk/reward profile.

The descriptions on the following pages include information you should know before you invest, including the types of securities in which each Fund invests and the risks associated with those investments. You'll want to read all this information carefully. You can find more detailed information about the Funds in the Statement of Additional Information ("SAI").


Although each Fund invests in a number of securities, you should not consider an investment in any one Fund a complete investment program. Like most investors, you will want to hold a number of different investments, each with a different level of risk.

Each of the JohnsonFamily Funds is managed by Johnson Asset Management, Inc. ("JAM"). JAM managed more than $600 million in assets as of April 30, 1999. The Funds are distributed by Sunstone Distribution Services, LLC
(the "Distributor").



                         INVESTMENT                    PRIMARY                  PRIMARY
JOHNSONFAMILY FUNDS      OBJECTIVE<F1>                 INVESTMENTS              RISKS
-------------------------------------------------------------------------------------------------------
Intermediate Fixed       Current income                Investment grade         Market, interest rate,
 Income Fund             consistent with               bonds                    credit, prepayment
                         capital preservation                                   and liquidity risk
-------------------------------------------------------------------------------------------------------
Large Cap                Long-term capital             Large company            Market and
  Equity Fund            appreciation and              stocks                   financial risk
                         current income
-------------------------------------------------------------------------------------------------------
Small Cap                Long-term capital             Small company            Market, financial
  Equity Fund            appreciation                  stocks                   and smaller
                                                                                companies risk
-------------------------------------------------------------------------------------------------------
International            Long-term capital             Foreign stocks           Market, financial
  Equity Fund            appreciation                                           and foreign
                                                                                investment risk
-------------------------------------------------------------------------------------------------------
<F1>A Fund's investment objective may be changed without shareholder approval.


                                                                 ABOUT THE FUNDS

                  JOHNSONFAMILY INTERMEDIATE FIXED INCOME FUND
                  ---------------------------------------------

MAIN GOAL
The Fund seeks current income consistent with capital preservation.

HOW THE FUND INVESTS
The Fund invests mainly in investment grade fixed income securities. Under normal market conditions, the Fund will maintain a weighted average effective maturity between three and ten years. Generally, at least 75% of the Fund's total assets will be invested in securities rated A or better by a nationally recognized rating agency. Fixed income securities may include:


* Corporate debt securities, including notes, bonds and debentures of U.S. and foreign issuers payable in U.S. dollars;
* U.S. Treasury, government agency securities and government securities stripped of unmatured interest coupons;
* Mortgage-backed securities, asset-backed securities and taxable municipal bonds; and
* Preferred stocks.


INVESTMENT STRATEGY
In selecting securities for the Fund, the portfolio manager follows a highly disciplined investment approach. Using the Lehman Intermediate/Corporate Bond Index as the Fund's benchmark, the portfolio manager:

1.First, analyzes interest rate trends as well as economic and market information;
2.Then determines the desired weighted average effective maturity for the overall portfolio, based on the outlook for the direction of interest rates; 3.Next, reviews sectors and industries to identify those that are most attractively priced; and
4.Finally, focuses on investment grade quality issues which are relatively undervalued (i.e., has a higher yield than other similar issues of similar quality).

The Fund may take a temporary defensive position in response to adverse market conditions. When it does so, the weighted average effective maturity of the Fund's portfolio will be less than three years as the Fund will invest in money market instruments. Money market instruments generally have lower yields than debt securities with longer maturities. Under normal market conditions, the Fund will hold some cash and money market instruments so it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.

The portfolio manager is a patient investor. He does not attempt to achieve the Fund's investment objective by active and frequent trading of fixed income securities.

INVESTMENT GRADE SECURITIES are those bonds which carry one of the four highest credit ratings (BBB or higher) from a nationally recognized rating agency, such as Standard & Poor's Ratings Group or Moody's Investors Service. Generally, investment grade bonds are considered less likely to default than lower-rated bonds.

AVERAGE EFFECTIVE MATURITY is a measure of a bond's maturity that takes into account the possibility that the bond may be prepaid by the issuer or redeemed by the holder before its stated maturity date.

ABOUT THE FUNDS

MAIN INVESTMENT RISKS
The Fund is subject to the following risks:

*MARKET RISK. This is the risk that the price of a security will fall due to changing economic, political, or market conditions or for other reasons. The price declines may be steep, sudden and/or prolonged. This means you may lose money.

*INTEREST RATE RISK. This is the risk that changes in prevailing interest rates will affect the value of the Fund's securities. Generally, when interest rates rise, the market value of the Fund's securities will decline. Conversely, when interest rates fall, the market value of the Fund's securities will typically rise. The longer the maturity of a bond, the greater its sensitivity to changes in interest rates.

*CREDIT RISK. Also known as default risk, this is the risk that a bond issuer's credit rating will be downgraded or that it will default on its principal and interest payments. If an issuer fails to make interest or principal payments, the Fund's income level and share price may fall as well.

*PREPAYMENT RISK. This is the risk that issuers of securities held by the Fund may be able to prepay principal due on securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the average life of the security and making the security more sensitive to interest rate changes. Prepayment risk is a major risk of mortgage-backed securities.

*LIQUIDITY RISK. This is the risk that lower or lack of trading volume may make it difficult for the Fund to sell securities held by it at quoted market prices.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                 ABOUT THE FUNDS


INVESTOR EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

*SHAREHOLDER FEES are fees paid directly from your investment.

---------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)                    None
Maximum deferred sales charge (load)
     (as a percentage of net asset value)                   None
Maximum sales charge (load) imposed on reinvested
     dividends (as a percentage of net asset value)         None
Redemption fee                                              None <F1>
Exchange fee                                                None
---------------------------------------------------------------------
<F1> The Funds charge a $10 fee for any redemption by wire and a $15 fee for any redemption from an IRA account.


*ANNUAL FUND OPERATING EXPENSES are expenses that are deducted from Fund assets. They are expressed as a percentage of the Fund's average net assets.
---------------------------------------------------------------------
Management fee                                            0.45%
Distribution and/or service (12b-1) fees                  0.25%
Other expenses                                            0.41%
Total Fund Operating Expenses                             1.11% <F1>
---------------------------------------------------------------------
<F1> The Adviser waives its advisory fee to the extent necessary to ensure that the Total Fund Operating Expenses do not exceed 0.85% of the Fund's average daily net assets. The Adviser may terminate the fee waiver at any time, but will not do so prior to October 31, 1999.

The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per annum of the Fund's average net assets. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been allowed if paid entirely as an initial sales charge.

ABOUT THE FUNDS

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
--------------------------------------------------------------------
1 Year              3 Years           5 years            10 Years
$113                $353              $612               $1,352
--------------------------------------------------------------------
PORTFOLIO MANAGER
George A. Balistreri, CFA, Senior Vice President of the Adviser, is responsible for the day-to-day management of the Fund's portfolio. Mr. Balistrei has managed fixed income portfolios for the Adviser since February 1990.

                                                                 ABOUT THE FUNDS

                       JOHNSONFAMILY LARGE CAP EQUITY FUND
                      ------------------------------------

MAIN GOAL
The Fund seeks long-term capital appreciation and current income.

HOW THE FUND INVESTS
The Fund invests mainly (65% or more of its net assets) in common stocks of U.S. companies having a market capitalization of $2 billion or more at the time of purchase.

INVESTMENT STRATEGY
The portfolio managers of the Fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the S&P 500(R) Stock Index, the portfolio managers focus on stock selection rather than sector concentration. Most of the time, the sector allocation of the Fund will be roughly comparable to the S&P 500(R) Stock Index. The allocation rarely will be identical to the S&P 500(R) Stock Index because the portfolio managers usually will find more or better investment opportunities in some sectors than others and because sector performance will vary.

The portfolio managers use a variety of resources, including computer models and fundamental research, to identify stocks that they believe are suitable investments. Specifically, the managers look for companies that have all or some of the following attributes:

*Positive free cash flow
*Corporate restructuring or management changes
*Increasing market share or new product development
*Inexpensive (i.e., low valuation) relative to their industry sector *Relatively flat or increasing earnings estimate revisions
*Other evidence of positive catalysts for change

The Fund typically sells a stock when its portfolio managers no longer consider it undervalued relative to other companies in its sector, or if a change in the company's business or financial outlook no longer makes it a suitable holding for the portfolio.

The Fund may take temporary defensive positions in response to adverse market conditions. When it does so, it will invest some or all of its assets in money market instruments. The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments, since these securities earn interest but do not appreciate in value. Under normal market conditions, the Fund will hold some cash and money market instruments so it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.

MARKET CAPITALIZATION
is a measure of the market value of a publicly traded company. It is calculated by multiplying the number of a company's outstanding shares by the current market price per share.

ABOUT THE FUNDS

The portfolio managers are patient investors. They do not attempt to achieve the Fund's investment objectives by active and frequent trading of common stocks.

MAIN INVESTMENT RISKS The Fund is subject to the following risks:
*MARKET RISK. This is the risk that the price of a security will fall due to changing economic, political, or market conditions or for other reasons. The price declines may be steep, sudden and/or prolonged. This means you may lose money.

*FINANCIAL RISK. This is the risk that the price of a common stock will decline because the issuing company experiences financial distress.

The Fund attempts to manage investment risk by diversifying its holdings among many companies and industries. However, the Fund cannot guarantee that it will reach its goal or its performance will be positive over any period of time.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


INVESTOR EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


*SHAREHOLDER FEES are fees paid directly from your investment.
---------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)                    None
Maximum deferred sales charge (load)
     (as a percentage of net asset value)                   None
Maximum sales charge (load) imposed on reinvested
     dividends (as a percentage of net asset value)         None
Redemption fee                                              None <F1>
Exchange fee                                                None
---------------------------------------------------------------------
<F1> The Funds charge a $10 fee for any redemption by wire and a $15 fee for any redemption from an IRA account.

                                                                 ABOUT THE FUNDS

*ANNUAL FUND OPERATING EXPENSES are expenses that are deducted from Fund assets. They are expressed as a percentage of the Fund's net assets.
---------------------------------------------------------------------
Management fee                                                 0.75%
Distribution and/or service (12b-1) fees                       0.25%
Other expenses                                                 0.45%
Total Fund Operating Expenses                                  1.45%
---------------------------------------------------------------------

The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per annum of the Fund's average net assets. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been allowed if paid entirely as an initial sales charge.

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
---------------------------------------------------------------------
1 Year              3 Years             5 years             10 Years
$148                $459                $792                $1,735
---------------------------------------------------------------------

PORTFOLIO MANAGERS
Wendell L. Perkins, CFA, and Frank J. Gambino, CFA, are responsible for the day-to-day management of the Fund's portfolio. Mr. Perkins is a Senior Vice President of the Adviser and has managed equity portfolios for the Adviser since January 1994. Mr. Gambino is a Vice President of the Adviser and has served as a portfolio manager and equity analyst for the Adviser since December 1993.

ABOUT THE FUNDS

                       JOHNSONFAMILY SMALL CAP EQUITY FUND
                      ------------------------------------

MAIN GOAL
The Fund seeks long-term capital appreciation.

HOW THE FUND INVESTS
The Fund invests mainly (65% or more of its net assets) in common stocks of U.S. companies having a market capitalization of less than $2 billion at the time of purchase.

INVESTMENT STRATEGY
The portfolio managers of the Fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the S&P SmallCap 600 Stock Index, the portfolio managers focus on stock selection rather than sector concentration. Most of the time, the sector allocation of the Fund will be roughly comparable to the S&P SmallCap 600 Stock Index. The allocation rarely will be identical to the S&P SmallCap 600 Stock Index because the portfolio managers usually will find more or better investment opportunities in some sectors than others and because sector performance will vary.

The portfolio managers use a variety of resources, including computer models and fundamental research, to identify stocks that they believe are suitable investments. Specifically, the managers look for companies that have some or all of the following attributes:

*Positive free cash flow
*Corporate restructuring or management changes
*Increasing market share or new product development
*Inexpensive (i.e., low valuation) relative to their industry sector *Relatively flat or increasing earnings estimate revisions
*Sufficient analysts' coverage and liquidity
*Other evidence of positive catalysts for change

The Fund may take temporary defensive positions in response to adverse market conditions. When it does so, it will invest some or all of its assets in money market instruments. The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments, since these securities earn interest but do not appreciate in value. Under normal market conditions, the Fund will hold some cash and money market instruments so it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.

The portfolio managers are patient investors. They do not attempt to achieve the Fund's investment objective by active and frequent trading of common stocks.

SMALL CAP STOCKS have historically provided greater returns than the stocks of larger, more established companies. However, their prices tend to be more volatile.

                                                                 ABOUT THE FUNDS

MAIN INVESTMENT RISKS
The Fund is subject to the following risks:

*MARKET RISK. This is the risk that the price of a security will fall due to changing economic, political, or market conditions or for other reasons. The price declines may be steep, sudden and/or prolonged. This means you may lose money.

*FINANCIAL RISK. This is the risk that the price of a common stock will decline because the issuing company experiences financial distress.

*SMALLER COMPANIES RISK. This is a risk associated with smaller capitalization companies that results from smaller companies typically having relatively lower revenues, limited product lines, lack of management depth and a smaller share of the market for their products or services than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult to sell smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and smaller capitalization stocks underperform.

As a result of these and other risks, the value of the Fund's investments tends to be more volatile than the stock market in general, as measured by the S&P 500(R) Stock Index. The Fund attempts to manage investment risk by diversifying its holdings among many companies and industries. However, the Fund cannot guarantee that it will reach its goal or that its performance will be positive over any period of time.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ABOUT THE FUNDS


INVESTOR EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

*SHAREHOLDER FEES are fees paid directly from your investment.
---------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)                   None
Maximum deferred sales charge (load)
     (as a percentage of net asset value)                  None
Maximum sales charge (load) imposed on reinvested
     dividends (as a percentage of net asset value)        None
Redemption fee                                             None <F1>
Exchange fee                                               None
---------------------------------------------------------------------
<F1> The Funds charge a $10 fee for any redemption by wire and a $15 fee for any redemption from an IRA account.



*ANNUAL FUND OPERATING EXPENSES are expenses that are deducted from Fund assets. They are expressed as a percentage of the Fund's average net assets.
---------------------------------------------------------------------
Management fee                                            0.75%
Distribution and/or service (12b-1) fees                  0.25%
Other expenses                                            0.57%
Total Fund Operating Expenses                             1.57% <F2>
---------------------------------------------------------------------
<F2> The Adviser waives its advisory fee to the extent necessary to ensure that the Total Fund Operating Expenses do not exceed 1.50% of the Fund's average daily net assets. The Adviser may terminate the fee waiver at any time, but will not do so prior to October 31, 1999.

The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per annum of the Fund's average net assets. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been allowed if paid entirely as an initial sales charge.

                                                                 ABOUT THE FUNDS

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
---------------------------------------------------------------------
1 Year              3 Years             5 years             10 Years
$160                $496                $855                $1,867
---------------------------------------------------------------------

PORTFOLIO MANAGERS
Wendell L. Perkins, CFA, and Frank J. Gambino, CFA, are responsible for the day-to-day management of the Fund's portfolio. Mr. Perkins is a Senior Vice President of the Adviser and has managed equity portfolios for the Adviser since January 1994. Mr. Gambino is a Vice President of the Adviser and has served as a portfolio manager and equity analyst for the Adviser since December 1993.

ABOUT THE FUNDS

                     JOHNSONFAMILY INTERNATIONAL EQUITY FUND
                     ---------------------------------------

MAIN GOAL
The Fund seeks long-term capital appreciation.

HOW THE FUND INVESTS
The Fund invests mainly (65% or more of its net assets) in stocks of foreign companies of any size market capitalization. To ensure adequate diversification, the Fund spreads its investments across many different regions around the world. The portfolio managers assign country weightings based on the Fund's benchmark, the Morgan Stanley Capital International All-Country World (less U.S.) Index. Within each country, the portfolio managers identify the most attractively valued companies and choose stocks based on the strategy described below. The portfolio managers of the Fund are "value" investors, meaning they purchase common stocks at prices which are relatively low in relation to their earnings or other fundamental measures, such as book value. In attempting to outperform the Morgan Stanley Capital International All-Country World (less U.S.) Index, the portfolio managers focus on stock selection rather than country concentration. The country allocation rarely will be identical to the Morgan Stanley Capital International All-Country World (less U.S.) Index because the portfolio managers usually will find more or better investment opportunities in some countries than others and because country performance will vary.

INVESTMENT STRATEGY
In choosing stocks, the Fund focuses on foreign companies that appear to be undervalued relative to their real worth or future prospects. The portfolio managers use a variety of resources, including computer models and fundamental research, to identify foreign stocks that they believe are favorably priced. Specifically, the managers look for non-U.S. companies that have some or all of the following attributes:

*Positive free cash flow
*Corporate restructuring or management changes
*Increasing market share or new product development
*Inexpensive (i.e., low valuation) relative to their industry sector *Relatively flat or increasing earnings estimate revisions
*Sufficient analysts' coverage and liquidity
*Other evidence of positive catalysts for change

The Fund may take temporary defensive positions in response to adverse market conditions. When it does so, it will invest some or all of its assets in money market instruments. The Fund will not be able to achieve its investment objective of capital appreciation to the extent it invests in money market instruments, since these securities earn interest but do not appreciate in value. Under normal market conditions, the Fund will hold some cash and money market instruments so it can pay expenses, satisfy redemption requests or take advantage of investment opportunities.

                                                                 ABOUT THE FUNDS

The portfolio managers are patient investors. They do not attempt to achieve the Fund's investment objective by active and frequent trading of foreign securities.

MAIN INVESTMENT RISKS
The Fund is subject to the following risks:

*MARKET RISK. This is the risk that the price of a security will fall due to changing economic, political, or market conditions or for other reasons. The price declines may be steep, sudden and/or prolonged. This means you may lose money.

*FINANCIAL RISK. This is the risk that the price of a common stock will decline because the issuing company experiences financial distress.

*FOREIGN INVESTMENT RISKS. These are risks associated with investing in foreign common stocks that are in addition to the risks associated with investing in U.S. common stocks.

--    CURRENCY RISK.  This is the risk that the U.S. dollar value of foreign securities traded in foreign currencies (and any dividends and interest earned) may be affected unfavorably by changes in foreign currency exchange rates. An increase in the U.S. dollar relative to the foreign currencies in which securities held by the Fund are traded will adversely affect the Fund.

--    COUNTRY RISK.  This is the risk that political, social or economic events in a country may adversely affect the Fund's investments in the country.

--    REGULATION RISK.  This is the risk that investors in a foreign securities market may not be afforded the same protections as investors in U.S. securities markets. This is also the risk that it may be more difficult, costly and slower to enforce legal rights of the Fund in foreign countries.

--    LIQUIDITY RISK.  This is the risk that lower or lack of trading volume may make it difficult for the Fund to sell securities held by it at quoted market prices.


An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

ABOUT THE FUNDS


INVESTOR EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

*SHAREHOLDER FEES are fees paid directly from your investment.
---------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases
     (as a percentage of offering price)                    None
Maximum deferred sales charge (load)
     (as a percentage of net asset value)                   None
Maximum sales charge (load) imposed on reinvested
     dividends (as a percentage of net asset value)         None
Redemption fee                                              None<F1>
Exchange fee                                                None
---------------------------------------------------------------------
<F1> The Funds charge a $10 fee for any redemption by wire and a $15 fee for any redemption from an IRA account.


*ANNUAL FUND OPERATING EXPENSES are expenses that are deducted from Fund assets. They are expressed as a percentage of the Fund's average net assets.
---------------------------------------------------------------------
Management fee                                              0.90%
Distribution and/or service (12b-1) fees                    0.25%
Other expenses                                              0.81%
Total Fund Operating Expenses                               1.96%<F2>
---------------------------------------------------------------------
<F2> The Adviser waives its advisory fee to the extent necessary to ensure that the Total Fund Operating Expenses do not exceed 1.85% of the Fund's average daily net assets. The Adviser may terminate the fee waiver at any time, but will not do so prior to October 31, 1999.

The Fund has adopted a plan under Rule 12b-1 that allows it to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.25% per annum of the Fund's average net assets. The distribution expenses for long-term shareholders may total more than the maximum sales charge that would have been allowed if paid entirely as an initial sales charge.

                                                                 ABOUT THE FUNDS

EXPENSE EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
---------------------------------------------------------------------
1 Year              3 Years             5 years             10 Years
$199                $615                $1,057              $2,285
---------------------------------------------------------------------

PORTFOLIO MANAGERS
Wendell L. Perkins, CFA, Frank J. Gambino, CFA, Jean-Claude Heritier and Patrick Gigon are responsible for the day-to-day management of the Fund. Together, they utilize a team approach to portfolio management. Mr. Perkins is a Senior Vice President of the Adviser and has managed equity portfolios for the Adviser since January 1994. Mr. Gambino is a Vice President of the Adviser and has served as a portfolio manager and equity analyst for the Adviser since December 1993. Mr. Heritier has been employed by Banque Franck, S.A., Geneva, Switzerland, since 1987 as a specialist in international equity management. Banque Franck, S.A. is an affiliate of the Adviser. Mr. Gigon serves as General Manager of Banque Franck, S.A. and has been employed by Banque Franck, S.A. since 1992. Although employed by Banque Franck, S.A., Messrs. Heritier and Gigon act under the supervision and control of the Adviser when advising the Fund.

ABOUT YOUR ACCOUNT



                             HOW TO PURCHASE SHARES
                             ----------------------

The JohnsonFamily Funds are no-load, which means you may purchase shares at net asset value ("NAV"), without any front-end or deferred sales charge or commission. NAV, the price of one share of a fund, is calculated at the close of regular trading (generally, 3:00 p.m. Central Time) each day the New York Stock Exchange ("NYSE") is open. The NYSE is closed weekends and national holidays.

Shares may be purchased directly from the Fund, Johnson Investment Services or through certain broker/dealers ("Selected Dealers") who have signed a sales agreement with the Funds' Distributor, Sunstone Distribution Services, LLC.

MINIMUM INVESTMENT

                                           INITIAL      ADDITIONAL
                                        INVESTMENT      INVESTMENT
---------------------------------------------------------------------

  Regular Accounts                          $2,500             $50
  Automatic Investment Plan                 $1,000             $50
  IRAs                                      $1,000             $50
  Gifts to Minors                           $1,000             $50
---------------------------------------------------------------------

The Funds may waive minimums for qualified retirement plans. Investors must make purchases in U.S. dollars, by checks drawn on U.S. banks. The Funds do not accept cash, credit cards or third-party checks.

Whether you are opening a new account or adding to an existing one, the Funds provide you with several methods to buy shares.

The Funds must receive a properly completed Purchase Application to establish telephone and exchange privileges. The Funds may return incomplete applications or checks.

The Funds may reject any purchase order or refuse a telephone transaction if the Funds believe it is advisable to do so. The Funds will not accept an account if you're investing for another person as attorney-in-fact or an account with Power of Attorney ("POA") in the Purchase Application's registration.

Also, the Funds do not issue stock certificates. You'll receive a statement confirming your purchase.

                                                              ABOUT YOUR ACCOUNT

BY MAIL
* TO OPEN AN ACCOUNT:

--   Complete a JohnsonFamily Funds Application.

-- Call 1-800-276-8272 or visit Johnson Investment Services or Selected Dealer to obtain a Purchase Application. If you are opening an IRA, please complete an IRA Application.

-- Mail your completed and signed Application along with a check payable to JOHNSONFAMILY FUNDS to:
               JohnsonFamily Funds
               P.O. Box 1177
               Milwaukee, WI  53201-1177

--   For overnight or express mail, use the following address:
          JohnsonFamily Funds
          207 E. Buffalo Street, Suite 315
          Milwaukee, WI  53202-5217

* TO ADD TO AN EXISTING ACCOUNT:

-- Mail your check payable to JOHNSONFAMILY FUNDS, along with an investment slip from a recent JohnsonFamily Funds statement. If you do not have an investment slip, you may send a note signed by you as the account owner(s), indicating the account's full name and number.

--   Mail to:
          JohnsonFamily Funds
          P.O. Box 1177
          Milwaukee, WI  53201-1177

--   For overnight or express mail, use the following address:
          JohnsonFamily Funds
          207 E. Buffalo Street, Suite 315
          Milwaukee, WI  53202-5217

ABOUT YOUR ACCOUNT

BY WIRE
* TO OPEN AN ACCOUNT:

-- Prior to the wire purchase you must call 1-800-276-8272 for an investor account number. At the same time, you must complete and mail a Purchase Application or IRA Application.

-- Have your bank wire Federal funds to UMB Bank, n.a. using these instructions:
     A.B.A. Routing Number 101000695
     For credit to JohnsonFamily Funds
     Account # 987-098-3737
     For further credit to:
     (Investor account number)
     (Name or account registration)
     (Social Security or Taxpayer Identification Number)
     (Name of Fund you intend to purchase)

-- Mail your ORIGINAL Purchase Application to JohnsonFamily Funds as soon as possible. THE FUNDS MUST RECEIVE A PROPERLY COMPLETED AND EXECUTED PURCHASE APPLICATION TO ESTABLISH TELEPHONE AND EXCHANGE PRIVILEGES, AS WELL AS TO CERTIFY YOUR SOCIAL SECURITY NUMBER OR TAX IDENTIFICATION NUMBER. IF THE FUNDS DO NOT RECEIVE YOUR ORIGINAL APPLICATION, THEY MAY DELAY PAYMENT OF REDEMPTION PROCEEDS AND WITHHOLD TAXES.

-- Wired funds are considered received in good order on the day they reach the Funds' bank account by the Funds' cut-off time for purchases and all required information is provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

* TO ADD TO AN EXISTING ACCOUNT:

--   Call 1-800-276-8272 for instructions if your account is already open.

-- Have your bank wire Federal funds to UMB Bank, n.a. using the instructions above. Be sure to include your account number and the name of the Fund to be purchased.

-- Wired funds are considered received in good order on the day they reach the Funds' bank account by the Funds' cut-off time for purchases and all required information is

                                                              ABOUT YOUR ACCOUNT

     provided in the wire instructions. The wire instructions will determine the terms of the purchase transaction.

BY AUTOMATIC INVESTMENT PLAN
* TO OPEN AN ACCOUNT:

--   Complete the Automatic Investment Plan section on your Purchase
     Application.

--   Make your check payable to JOHNSONFAMILY FUNDS.

--   The minimum initial investment is $1,000.

-- Each month, quarter or year, the amount you specify ($50 or more) is automatically withdrawn from your bank account to buy Fund shares. You can choose to have withdrawals on the 5th, 10th, 15th, 20th, 25th and/or last business day of each month.

-- The Funds require 10 days to verify your bank information before initiating the plan.

--   You will receive quarterly statements showing these purchases.

* TO ADD TO AN EXISTING ACCOUNT:

-- If you would like to add the Automatic Investment Plan to an existing account, call 1-800-276-8272 to request an Automatic Investment Plan Application.

-- Complete the Application, having all signatures guaranteed, and return it to the address provided above.

-- The Funds require 10 days to verify your bank information before initiating the plan.

--   The minimum subsequent investment is $50.

Presently, the Funds do not charge a service fee for the Automatic Investment Plan. However, if there is not enough money in your bank account to cover the withdrawal, the Funds will charge you a $20 fee, cancel your purchase, and you will be responsible for any resulting loss to the Funds.

ABOUT YOUR ACCOUNT

A redemption of all funds from your account will automatically discontinue the Automatic Investment Plan. If you would like to suspend your Automatic Investment Plan, please call our Shareholder Services Department at 1-800-276-8272 for details. The Funds can terminate the Automatic Investment Plan at any time with 60 days' notice.

BY ELECTRONIC FUNDS TRANSFER
* TO ADD TO AN EXISTING ACCOUNT:

--   Call 1-800-276-8272 for instructions if your account is already open.

-- The Funds require 7 business days to verify your bank information before initiating this privilege.

-- You may request electronic tranfers by phone or in writing in amounts from $50 to $50,000 per day.

-- The Funds withdraw money from the bank account you designated when establishing the privilege and invest it at the NAV calculated after they receive your request in good order.

PURCHASES THROUGH A FINANCIAL INTERMEDIARY, SELECTED DEALER OR OTHER THIRD PARTY If you purchase shares through a financial intermediary, Selected Dealer or other provider, their minimum investment requirements, policies and fees may differ from those described here. Please contact your financial intermediary or provider for a complete description of its policies. You will want to carefully review these procedures before investing. The Funds may accept requests to buy additional shares into a Selected Dealer street name account only from the Selected Dealer.

The Funds may authorize Selected Dealers and their designees to accept purchase orders on the Funds' behalf. The Funds consider such orders received when the Selected Dealer accepts them, and price them at the next NAV calculated after receipt by the Selected Dealer.

The Funds have agreed to allow some Selected Dealers to enter purchase orders for their customers with payment to follow. The Funds price these telephone orders at the next NAV calculated after the Selected Dealer accepts them. The Selected Dealer is responsible for placing the orders promptly and for ensuring the Funds receive payment within the agreed-upon period. Otherwise, the Selected Dealer could be liable for resulting fees or losses.
Purchase orders placed with a Selected Dealer prior to the close of regular trading on the NYSE (normally 3:00 p.m. Central Time) will be priced at the NAV calculated later that day. Selected Dealers are responsible for promptly forwarding orders and payment to the Transfer Agent. If your request is received by the Selected Dealer after the close of regular trading on the NYSE, or on a holiday, weekend or a day the NYSE is closed, the Funds will process your purchase request on the next business day at that day's NAV.

                                                              ABOUT YOUR ACCOUNT

RETURNED CHECKS/INSUFFICIENT FUNDS
The Funds will charge a $20 service fee against your account for any check or electronic transfer returned unpaid. YOUR PURCHASE WILL BE CANCELLED, AND YOU WILL BE RESPONSIBLE FOR ANY RESULTING LOSS TO THE FUNDS.

REDEMPTION REQUESTS SHORTLY AFTER PURCHASE
Payment for redemptions may be delayed up to 7 business days to make sure there are sufficient funds to cover the check or electronic transfer you use to make the purchase. If you plan to exchange or redeem shares shortly after purchase, you may want to make your purchase by wire.


                     SELLING (REDEEMING) SHARES OF THE FUNDS
                     ---------------------------------------

You may sell (redeem) your shares on any business day the NYSE is open for trading. There is no charge to redeem shares except if you redeem by wire ($10) or if you redeem from an IRA account ($15) to cover the cost of tax reporting. For more information, see your IRA Disclosure Statement and Custodial Agreement. The Funds may withhold taxes on IRA redemptions to meet Federal law requirements.

If your redemption request is received in good order before the close of regular trading on the NYSE (normally 3:00 p.m. Central Time), you will receive that day's NAV. See page 28 for a definition of "good order." If your request is received after the close of regular trading on the NYSE, or on a holiday, weekend or a day the NYSE is closed, you will receive the next business day's NAV.

If you are redeeming shares that were recently purchased by check, the Funds may delay the payment of your redemption proceeds until your check or electronic transfer has cleared. This may delay payment of redemption proceeds up to 7 business days. If you plan to redeem or exchange shares shortly after purchase, you may want to make your purchase by wire.

ABOUT YOUR ACCOUNT

The Funds provide you with several methods to redeem shares.

BY MAIL
* Send your unconditional written request for redemption to:
     JohnsonFamily Funds
     P.O. Box 1177
     Milwaukee, WI 53201-1177

* For overnight or express mail, use the following address:
     JohnsonFamily Funds
     207 E. Buffalo Street, Suite 315
     Milwaukee, WI  53202-5217

* Your unconditional written request must include:

-- The names and signatures of all account holders. All account holders need to sign the request exactly as their names appear on the account;

--   The number of shares or the dollar amount to be redeemed;

--   The Fund's name; and

--   The account number to be redeemed.

* If you are redeeming from an IRA, also include the amount or percentage of tax withholding on your redemption request. If this information is not included, the Funds are required to automatically withhold 10% of your redemption proceeds.

* Payments will be mailed within 7 business days of receiving redemption instructions in good order. See page 28 for a definition of "good order."

* Include documentation required for corporate, partnership or fiduciary accounts, call 1-800-276-8272 for details.

                                                              ABOUT YOUR ACCOUNT

  * Signatures must be guaranteed if:

--   Your redemption request is greater than $50,000;

--   The proceeds are to be paid to someone other than the account holder;

--   The proceeds are to be sent to an address other than the address of record;
     or

--   The request is made within 60 days' of an address change.

BY TELEPHONE
* If you did not waive the telephone redemption privilege on your Purchase Application, you may call 1-800-276-8272 to redeem shares.

* You will be asked to provide:

--   Your name;

--   Account number; and

--   Dollar amount or number of shares to be redeemed.

* The minimum amount that may be redeemed by telephone is $500; the maximum is $50,000 per day.

* Proceeds will be sent to you at the address of record on your account or sent by wire or electronic funds transfer to the bank account listed in your records.

* Wire payments for redemptions requested by phone will usually be made on the next business day.

* Electronic funds transfer will ordinarily arrive at your bank 2 to 3 banking days after transmission.

* The Funds will deduct a $10 wire redemption fee from your redemption proceeds. There is also a $15 fee for redemptions from IRAs.

* The Funds reserve the right to refuse a telephone redemption request.

* The Funds do not accept redemption requests via fax.

ABOUT YOUR ACCOUNT

  * The Funds will not accept telephone redemption requests for payment by check for 60 days following an address change.

  * You must make the request in writing, with all signatures guaranteed.

SYSTEMATIC WITHDRAWAL PLAN
If your account balance is $10,000 or more, you can request regular distributions of at least $50. Note that withdrawals may result in a gain or loss for Federal income tax purposes.

* Call 1-800-276-8272 to request a Systematic Withdrawal Plan Application.

* To change your plan, send a request in writing along with a signature guarantee for each registered holder of the account.

* You can stop the Systematic Withdrawal Plan at anytime without charge or penalty, call 1-800-276-8272 for details.

* The Funds reserve the right to change or eliminate the plan anytime with 60 days' notice.

REDEMPTIONS THROUGH A FINANCIAL INTERMEDIARY, SELECTED DEALER OR OTHER THIRD
PARTY
A financial intermediary, Selected Dealer or other third party may charge a fee to redeem your Fund shares. If the Selected Dealer is the shareholder of record, the Funds may accept redemption requests only from that Selected Dealer. Because redemption procedures vary from dealer to dealer, you will want to carefully review these procedures before redeeming shares.

The Funds may authorize Selected Dealers and their designees to accept redemption requests on the Funds' behalf. The Funds consider these requests received when the Selected Dealers accept them, and price them at the next calculated NAV.

OTHER REDEMPTION POLICIES
If the dollar amount you request to be redeemed is greater than the current account value (as determined by the NAV on the redemption date), the Funds will redeem your entire account balance.

                                                              ABOUT YOUR ACCOUNT

TELEPHONE AND WIRE REQUESTS
During times of unusual market activity, you may have trouble placing a request by telephone or wire. In this event, consider sending your order by mail or overnight delivery using the address provided on page 24.

The Funds take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. THE FUNDS RESERVE THE RIGHT TO REFUSE A TELEPHONE TRANSACTION AND DO NOT ACCEPT REDEMPTION REQUESTS VIA FAX.

REDEMPTIONS IN LOW BALANCE ACCOUNTS
If a redemption or exchange leaves your account below $1,000, or you discontinue the Automatic Investment Plan before you have invested $1,000, the Funds may provide you a 30-day notice to add to your balance or renew your Automatic Investment Plan. Otherwise, the Funds may close your account and send you the proceeds.


                               EXCHANGE PRIVILEGE
                               -------------------

Investors may exchange shares of one JohnsonFamily Fund for shares of another JohnsonFamily Fund. Note that an exchange is an ordinary sale and purchase for Federal income tax purposes. As a result, you may realize a capital gain or loss. You may only exchange into Funds that are legally qualified for sale in your state.

* To open a new account with an exchange, the transaction must meet account minimums ($2,500 for a regular account; $1,000 for an IRA).

* New accounts will have the same registration and privileges as your existing account unless you specify otherwise.

* To add to an account, the exchange must be $500 or more.

* To exchange shares by telephone, follow the instructions under "Selling (Redeeming) Shares of the Funds - By Telephone."

* The Funds offer an Automatic Exchange Plan to make automatic exchanges from one Fund to another:

--   The minimum transaction is $50;

-- The exchange is a sale and purchase for Federal income tax purposes; you may realize a capital gain or loss; and
-- To establish an Automatic Exchange Plan after your account is open, call 1-800-276-8272 for details.

ABOUT YOUR ACCOUNT

JohnsonFamily Funds are intended as long-term investments. Excessive trading can hurt the Funds' performance and negatively impact shareholders. As a result:

* The Funds may suspend or terminate, without notice, the exchange privilege of any investor who uses it excessively (e.g., more than 4 times a year); and

* The Funds may restrict or refuse exchanges if they receive or anticipate simultaneous orders affecting significant portions of a Fund's assets.

                OTHER PURCHASE, REDEMPTION AND EXCHANGE POLICIES
                -------------------------------------------------

GOOD ORDER
The Funds must receive your request to buy, sell or exchange shares in good order. The request must include:

* The Fund's name and your account number.

* The number or dollar amount of shares you want to buy or sell.

* Signatures of all account holders, exactly as registered on the account.

* Signature guarantees for the following:

--   If the amount to be redeemed is more than $50,000;

--   If the proceeds are sent to someone other than the shareholder of record;
     or

--   If the request is made within 60 days of an address change.

* Any documentation required for redemptions by corporations, trusts, estates and other organizations.

                                                              ABOUT YOUR ACCOUNT

TELEPHONE TRANSACTIONS
Unless you waive telephone privileges on your Purchase Application, you automatically have the privilege to make telephone inquiries, exchanges and redemptions. Once your account is established, you must make requests to change these privileges in writing, signed by each account holder with all signatures guaranteed. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

The Funds will take reasonable measures to prevent unauthorized telephone transactions and will not be liable for such transactions. THE FUNDS RESERVE THE RIGHT TO REFUSE A TELEPHONE TRANSACTION.

SIGNATURE GUARANTEES
Generally, whenever you change your account privileges, your bank information or your account registration information, you must provide a signature guarantee for each account holder. Signature guarantee requirements help protect you from fraud. You may obtain a signature guarantee from a U.S. commercial bank or trust company, a member of the National Association of Securities Dealers, Inc. or other eligible institutions. A NOTARY PUBLIC IS NOT AN ACCEPTABLE GUARANTOR.

RETIREMENT PLANS
JohnsonFamily Funds may be an appropriate choice for your retirement plan. In addition, the Funds may be used as investment options for 401(k) plans and other retirement vehicles. Descriptions of the plans, application forms, as well as descriptions of applicable service fees and certain limitations on contributions and withdrawals are available by calling 1-800-276-8272.



                             NET ASSETS VALUE (NAV)
                             ----------------------

Each of the JohnsonFamily Funds calculates its net asset value (NAV) each day the NYSE is open, after the close of business (normally 3:00 p.m. Central Time). NAV is calculated by adding together the value of a Fund's total assets, subtracting its liabilities, and then dividing the balance by the number of shares outstanding. The Funds do not calculate their NAVs on the days when the NYSE is closed.

The Funds typically use current market quotations to value their securities. The Funds will value fixed income securities with a remaining maturity of 60 days or less on an amortized cost basis. If a security does not have a readily available market quotation, the Funds will use a good faith valuation provided by the Board of Directors or will value the securities under the Board's direction. The Board of Directors may also approve the use of pricing services to assist in the determination of NAVs for the Funds.

ABOUT YOUR ACCOUNT

The International Equity Fund will, and the other Funds may, hold securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not calculate their NAVs. To the extent they do so, their NAVs may change on days when you cannot purchase or redeem Fund shares.
To date, the euro conversion has not had a material effect on the ability of the Funds' investment adviser or other service providers to provide the services they have agreed to provide to the Funds.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES
                       -----------------------------------

The Funds typically distribute most or all of their net income to shareholders in the form of dividends. The Funds distribute net capital gains, if any, annually.

In general, any dividends and net short-term capital gains you receive from the Funds are taxable as ordinary income. Any net long-term capital gains you receive are taxable as capital gains, regardless of how long you have owned your shares. The Funds expect that the distributions of the Intermediate Fixed Income Fund will consist primarily of ordinary income; the distributions of the Small Cap Equity Fund will consist primarily of net capital gains; and the distributions of the Large Cap Equity Fund and International Equity Fund will consist of both ordinary income and net capital gains.

The following table summarizes the distribution policies for each of the Funds:

                                            DIVIDENDS            CAPITAL GAINS
FUND                                         (IF ANY)                 (IF ANY)
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund                monthly                 annually
Large Cap Equity Fund                       quarterly                 annually
Small Cap Equity Fund                        annually                 annually
International Equity Fund                    annually                 annually
--------------------------------------------------------------------------------

REINVESTMENT OF FUND DISTRIBUTIONS
Investors can reinvest all of their income dividends and/or capital gain distributions into the Funds at NAV or receive their distributions in cash. For investors whose income is subject to tax, distributions are taxable whether they are paid in cash or reinvested in additional shares.

                                                            MORE ABOUT THE FUNDS

TAX CONSIDERATIONS
The sale of shares in your account may produce a taxable gain or a loss. An exchange of shares of one Fund for another is treated as a sale of the Fund shares surrendered in exchange and may result in a taxable gain. A percentage of ordinary income distributions from the Intermediate Fixed Income Fund may be exempt from state taxation. Please consult your tax adviser regarding the treatment of your distribution.

ASSET ALLOCATION (DIVERSIFICATION)
You should not consider an investment in any one Fund a complete investment program. Like most investors, you should hold a number of different investments, each with a different level of risk, including common stocks, bonds and money market instruments.

                             MANAGEMENT OF THE FUNDS
                            ------------------------

INVESTMENT ADVISER
Johnson Asset Management, Inc. ("JAM") is the investment adviser for the Funds. Located at 4041 N. Main Street, Racine, WI 53402, JAM manages the Funds' investments and its business operations under the overall supervision of the Funds' Board of Directors. As of April 30, 1999, JAM had a total of approximately $600 million in assets under management.

JAM manages the portfolio of securities for each Fund. As compensation for JAM's services, the Funds pay JAM a fee which is calculated daily and payable monthly, based upon the average daily net assets of each Fund at the following annual rates:
--------------------------------------------------------------------------------
Intermediate Fixed Income Fund                                         0.45%
Large Cap Equity Fund                                                  0.75%
Small Cap Equity Fund                                                  0.75%
International Equity Fund                                              0.90%
--------------------------------------------------------------------------------


HISTORICAL PERFORMANCE OF INVESTMENT ADVISORY ACCOUNTS MANAGED BY THE ADVISER The Funds are providing composite historical performance data for JAM's Large Cap Accounts and Fixed Income Accounts. The performance data illustrates the investment performance of portfolios similar to the Intermediate Fixed Income Fund and the Large Cap Equity Fund and compares the performance of these portfolios to relevant broad-based market indices. The Large Cap Accounts include all portfolios managed by JAM with objectives, strategies and policies substantially similar to those employed by the Large Cap Equity Fund. The Fixed Income Accounts include all portfolios managed

MORE ABOUT THE FUNDS

by JAM with objectives, strategies and policies substantially similar to those employed by the Intermediate Fixed Income Fund. (JAM had been managing portfolios having objectives, similar to the Small Cap Equity Fund for less than one year prior to the organization of the Small Cap Equity Fund. The portfolio managers of the International Equity Fund have managed portfolios having objectives similar to the International Equity Fund but using different strategies and policies.)


The following performance data is historical and investors should not consider this performance data as an indication of the future performance of either the Large Cap Equity Fund, the Intermediate Fixed Income Fund or the results an individual investor might achieve by investing in either the Large Cap Equity Fund or the Intermediate Fixed Income Fund. Investors should not rely on the historical performance data when making an investment decision.

All returns are time-weighted total rates of return and include the reinvestment of dividends and interest. The performance data for both the Large Cap Accounts and the Fixed Income Accounts are net of investment advisory fees and expenses. The fees and expenses of each of the Large Cap Accounts and the Fixed Income Accounts were less than the annual expenses for the Large Cap Equity Fund and the Intermediate Fixed Income Fund, respectively. The performance of the Large Cap Accounts and the Fixed Income Accounts would have been lower had they incurred higher fees and expenses. The Large Cap Accounts and the Fixed Income Accounts were not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act and the Internal Revenue Code, which, if applicable, may have adversely affected their performance results. The method used to calculate the historical performance of the Large Cap Accounts and Fixed Income Accounts differs from the method required by the Securities and Exchange Commission in calculating standardized average annual total returns of mutual funds.

The performance information for the Large Cap Accounts, Fixed Income Accounts and the indices is based on data supplied by the Adviser or from statistical services, reports or other sources which the Adviser believes are reliable. The performance information has not been verified by any third party and is unaudited.

                                                            MORE ABOUT THE FUNDS

Compounded Annual Rates of Return(1) (For the Period Ended December 31, 1998)

                                9 MONTHS    1 YEAR   3 YEARS   5 YEARS  9 YEARS
                                    <F2>                                   <F3>
--------------------------------------------------------------------------------
Large Cap Equity Fund              5.16%       n/a       n/a       n/a      n/a
Intermediate Fixed
  Income Fund                      6.21%       n/a       n/a       n/a      n/a
Large Cap Composite                5.31%    21.12%    26.08%    21.85%   16.68%
S&P 500(R)<F4>                    12.84%    28.58%    28.23%    24.06%   17.90%
Fixed Income Composite             6.21%     7.49%     6.41%     6.19%    8.11%
Lehman Brothers Intermediate
  Government/Corporate
  Bond Index<F5>                   6.77%     8.44%     6.77%     6.60%    8.05%
--------------------------------------------------------------------------------

<F1> Compounded annual rate of return represents the level annual rate which, if earned for each year in a multiple year period, would produce the cumulative rate of return over that period.

<F2> The Large Cap Equity Fund and the Intermediate Fixed Income Fund commenced operations on March 31, 1998. Performance information consists of total return from April 1, 1998 through December 31, 1998 and is not annualized.

<F3> Since inception of the Large Cap Composite and the Fixed Income Composite.

<F4> The S&P 500(R) (the "Index") consists of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Standard & Poor's Ratings Group designates the stocks to be included in the Index on a statistical basis. A particular stock's weighting in the Index is based on its relative total market capitalization (i.e., its market price per share times the number of shares outstanding). Stocks may be added or deleted from the Index from time to time.

<F5> The Lehman Brothers Intermediate Government/Corporate Bond Index includes fixed rate U.S. Treasury, U.S. government agency and U.S. corporate debt and dollar-denominated debt securities of certain foreign entities with maturities no greater than ten years.

Please remember that past performance may not be an indication of future rates of return. Investors should also be aware that other performance calculation methods may produce different results, and the comparisons of investment results should consider qualitative circumstances and should be made only for portfolios with generally similar investment objectives.

DISTRIBUTION FEES
The Funds have adopted a Service and Distribution Plan under Rule 12b-1 under the Investment Company Act. The Plan allows a Fund to use part of the Fund's assets (up to 0.25% of its average daily net assets) to pay sales, distribution and other fees for the sale of its shares and for services provided to investors. Because these fees are paid out of Fund assets, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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MORE ABOUT THE FUNDS

ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Sunstone Financial Group, Inc. acts as administrator, transfer agent and dividend disbursing agent for the Funds. Located at 207 East Buffalo Street, Suite 315, Milwaukee, WI 53202-5712, Sunstone provides administrative and accounting services to the Fund, including calculating each Fund's NAV.

CUSTODIAN
Investors Fiduciary Trust Company, which has its principal address at 801 Pennsylvania, Kansas City, Missouri 64105, acts as custodian of the Funds' investments.


                                YEAR 2000 ISSUES
                                -----------------

Many computer systems were designed to use two digits rather than four to identify the year. Unless modified, these systems may not be able to correctly distinguish the Year 2000 from the Year 1900. The Funds could be adversely affected if the computer systems used by the Funds' investment adviser or other service providers do not properly address this problem before January 1, 2000.

The Funds' investment adviser expects to have addressed this problem before then, and does not anticipate that the services it provides will be adversely affected. The Funds' other service providers have told the Adviser that they also expect to resolve the Year 2000 problem before January 1, 2000. The Adviser will continue to monitor the situation as Year 2000 approaches. However, it cannot control the success of those efforts. The Funds are establishing contingency plans to provide alternatives in case the providers experience significant Year 2000 difficulties. The Year 2000 Problem could also have a negative impact on the companies in which the Funds invest, and this could hurt the Funds' investment returns.

                                                            MORE ABOUT THE FUNDS

                              FINANCIAL HIGHLIGHTS
                              ---------------------

The financial highlights table is intended to help you understand the Funds' financial performance since their inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available upon request.

JOHNSONFAMILY FUNDS, INC.
FINANCIAL HIGHLIGHTS
FOR THE PERIOD ENDED OCTOBER 31, 1998 <F1>

                                      INTERMEDIATE
                                      FIXED INCOME          LARGE CAP             SMALL CAP                 INTERNATIONAL
                                              FUND        EQUITY FUND           EQUITY FUND                   EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $10.00             $10.00               $10.00                        $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                       0.31               0.03                 0.00                          0.09
  Net realized and unrealized gain
     (loss) on investments and foreign
     currency transactions                    0.27              (0.42)               (1.78)                        (1.12)
                                             ------             ------                ----                          ----
  Total from investment operations            0.58              (0.39)               (1.78)                        (1.03)
                                             ------             ------                ----
LESS DISTRIBUTIONS PAID:
  From net investment income                 (0.31)             (0.02)                0.00                          0.00
                                             ------             ------                ----                          ----

NET ASSET VALUE, END OF PERIOD              $10.27              $9.59                $8.22                         $8.97
                                            ======              =====                =====                          ====

TOTAL RETURN<F2>                             5.89%            (3.87)%             (17.80)%                      (10.30)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (000s)         $68,050            $40,933              $22,831                       $19,858
  Ratio of expenses to average
     net assets, net of waivers<F3>          0.85%              1.45%                1.50%                         1.85%
  Ratio of net investment income to
     average net assets, net of waivers<F3>  5.32%              0.55%                0.03%                         1.85%
  Ratio of expenses to average net
     assets, before waivers<F3>              1.11%              1.45%                1.57%                         1.96%
  Ratio of net investment income to
     average net assets, before waivers<F3>  5.06%              0.55%              (0.04)%                         1.74%
  Portfolio turnover rate<F2>                  47%                27%                   3%                            6%
------------------------------------------------------------------------------------------------------------------------
<F1> Commenced operations on March 31, 1998.
<F2> Not annualized.
<F3> Annualized.

                                                                              35

INFORMATION

                              FOR MORE INFORMATION
                              --------------------

You can find additional information about the JohnsonFamily Funds in the following documents:

*ACCOUNT STATEMENTS. You will receive a periodic statement detailing activity in your account from JohnsonFamily Funds, your financial intermediary or other provider.

*ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS. These reports detail the Funds' actual investments (as of the report date) and performance information. The Annual Report includes a discussion by the Adviser of recent market conditions and investment strategies that significantly affected the performance of the Funds during their last fiscal year. The Annual Report is audited by the Funds' independent accountant. To reduce expenses, the Funds will mail one copy of each report to each Tax ID even though the investor may have more than one account with the Funds.

*STATEMENT OF ADDITIONAL INFORMATION (SAI). The SAI contains more detailed information on all aspects of the Funds. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally part of) in this prospectus. You may visit the SEC's Internet website (www.sec.gov) to view the SAI and other information. The SAI is also available from Selected Dealers through which shares of the JohnsonFamily Funds may be purchased or sold.

To request a free copy of the current Annual/Semiannual Report or SAI, please write or call the Funds at:

JohnsonFamily Funds
207 E. Buffalo, Suite 315
Milwaukee, WI 53202-5712
1-800-276-8272

You can review and copy information about the JohnsonFamily Funds (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You can call 1-800-SEC-0330 for information on the operations of the Public Reference Room.
Reports and other information about the JohnsonFamily Funds are also available at the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-6009

SEC File Number: 811-8627

                               JohnsonFamily Funds
                                  P.O. Box 515
                              Racine, WI 53401-0515